Organization and Basis of Presentation (Details) - USD ($)		1 Months Ended			9 Months Ended		12 Months Ended
	Jul. 25, 2016	Jul. 19, 2017	Jul. 22, 2016	Jun. 25, 2012	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Organization and Basis of Presentation (Textual)
Accrued interest rate	15.00%			100.00%
Common stock acquired in exchange				20,000,000
Acquisition of membership interests, description	(i) $17.5 million in cash consideration (ii) $2.5 million in a secured promissory note (the "Logicmark Note") issued to Logicmark Investment Partners, LLC, as representative of the Logicmark Sellers (the "Logicmark Representative") (iii) 78,740 shares of common stock, which were issued upon signing of the Interest Purchase Agreement (the "Logicmark Shares"), and (iv) warrants (the "Logicmark Warrants,") to purchase an aggregate of 157,480 shares of common stock (the "Logicmark Warrant Shares") for no additional consideration.
Payments to LogicMark sellers, description	The Logicmark Note originally was to mature on September 23, 2016 but was extended to April 15, 2017. During 2016 the Company paid down $1,726,031 of the Seller Note with cash generated from operations as well as from the net cash proceeds received of $1,400,000 from the issuance of the convertible exchange notes issued on November 29, 2016. The Note accrues interest at a rate of 15% per annum. The Logicmark Warrants were all exercised on July 27, 2016.				(i) $1,500,000 for calendar year 2016 and (ii) and may be required to pay the LogicMark Sellers an earn-out payment of up to $5,000,000 for calendar year 2017 if LogicMark meets certain gross profit targets set forth in the Interest Purchase Agreement. The secured subordinated promissory note originally issued to LogicMark Investment Partners on July 25, 2016 and amended on November 29, 2016 (the "LogicMark Note") was to mature on September 23, 2016 but was extended to April 15, 2017 and then extended to July 15, 2017. The Company and the LogicMark Sellers also agreed to extend the due date on the 2016 earn-out payment to July 15, 2017.
Convertible notes payable, maturity date	Sep. 23, 2016		Sep. 22, 2016					Dec. 08, 2016
Issuance of common stock shares	78,740
Secured promissory note	$ 15,000,000
Pay down of short-term debt					$ (773,969)	$ (250,000)	$ (1,726,031)
Proceeds received from issuance of convertible exchange notes, net					$ 594,408		$ 1,400,000
LogicMark, LLC [Member]
Organization and Basis of Presentation (Textual)
Payments to LogicMark sellers, description		The Company paid the 2016 earn-out payment in the amount of $1,500,000 to the LogicMark Sellers. In addition, in July 2017, the remaining balance of $594,403 owed on the LogicMark Note, including accrued and unpaid interest, was purchased by certain investors in exchange for $594,408 in principal amount of convertible notes of the Company and warrants exercisable for 297,202 shares of Common Stock.